Taxes - Schedule of Effective Tax Rate (Details) (10-K)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Tax Disclosure [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Effect of income tax holiday	(10.00%)	(10.00%)	(10.00%)	(10.00%)
Permanent difference	0.00%	0.00%	0.10%	0.10%
Research and development deduction	(0.60%)	(1.20%)	(1.90%)	(2.40%)
Change in valuation allowance	0.90%	(2.70%)	1.10%	32.20%
Effective tax rate	13.50%	16.60%	14.30%	44.90%